Consolidated Statements of Operations - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue		$ 4,338,827	$ 4,529,196	$ 3,870,967
Cost of revenue		1,019,658	1,519,277	1,547,218
Gross profit		3,319,169	3,009,919	2,323,749
General and administrative expenses		1,418,069	887,036	891,614
Total operating expenses		1,418,069	887,036	891,614
Operating income		1,901,100	2,122,883	1,432,135
Other incomes
Government subsidies		2,605		53,846
Interest income		9,350	9,261	3,282
Other miscellaneous income		321		12,674
Total other incomes		12,276	9,261	69,802
Income before taxes		1,913,376	2,132,144	1,501,937
Provision for income taxes		294,179	334,071	222,690
Net income		$ 1,619,197	$ 1,798,073	$ 1,279,247
Income per share – Basic (in Dollars per share)		$ 0.11	$ 0.18	$ 0.13
Income per share – diluted (in Dollars per share)		$ 0.11	$ 0.18	$ 0.13
Basic weighted average shares outstanding (in Shares)	[1]	14,680,821	10,000,000	10,000,000
Diluted weighted average shares outstanding (in Shares)	[1]	14,680,821	10,000,000	10,000,000

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation